Risk management - Trading market risk - VaR (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Main market risk metric
Time horizon	1 day
Trading market risk
Main market risk metric
VaR confidence level, percent	99.00%
ES confidence level, percent	97.50%
VaR	€ 12.3	€ 8.3	€ 10.3
Expected shortfall (ES) at 97.5%	11.9
Increase (decrease) in fair value of financial liability, attributable to changes in credit risk of liability	€ 4.0
VaE confidence level, percent	99.00%
Trading market risk | Europe
Main market risk metric
VaR	€ 9.9	8.0	10.1
Expected shortfall (ES) at 97.5%	9.7
Trading market risk | North America
Main market risk metric
VaR	2.7	2.9	3.8
Expected shortfall (ES) at 97.5%	2.8
Trading market risk | South America
Main market risk metric
VaR	6.3	4.5	6.0
Expected shortfall (ES) at 97.5%	6.4
Trading market risk | Minimum
Main market risk metric
VaR	6.8
Trading market risk | Minimum | Europe
Main market risk metric
VaR	6.1
Trading market risk | Minimum | North America
Main market risk metric
VaR	1.6
Trading market risk | Minimum | South America
Main market risk metric
VaR	3.3
Trading market risk | Average
Main market risk metric
VaR	10.5	12.5	12.1
Increase (decrease) in fair value of financial liability, attributable to changes in credit risk of liability	(2.0)
Trading market risk | Average | Europe
Main market risk metric
VaR	9.3	10.5	6.3
Trading market risk | Average | North America
Main market risk metric
VaR	2.5	6.6	3.5
Trading market risk | Average | South America
Main market risk metric
VaR	5.9	5.6	9.5
Trading market risk | Maximum
Main market risk metric
VaR	15.9
Trading market risk | Maximum | Europe
Main market risk metric
VaR	16.1
Trading market risk | Maximum | North America
Main market risk metric
VaR	7.4
Trading market risk | Maximum | South America
Main market risk metric
VaR	10.5
Diversification effect
Main market risk metric
VaR	(13.4)	(11.8)	(9.8)
Expected shortfall (ES) at 97.5%	(15.0)
Diversification effect | Europe
Main market risk metric
VaR	(12.6)	(8.9)	(8.4)
Expected shortfall (ES) at 97.5%	(13.1)
Diversification effect | North America
Main market risk metric
VaR	(0.6)	(1.0)	(2.1)
Expected shortfall (ES) at 97.5%	(0.5)
Diversification effect | South America
Main market risk metric
VaR	(5.1)	(5.4)	(3.7)
Expected shortfall (ES) at 97.5%	(3.8)
Diversification effect | Minimum
Main market risk metric
VaR	(6.3)
Diversification effect | Minimum | Europe
Main market risk metric
VaR	(5.2)
Diversification effect | Minimum | North America
Main market risk metric
VaR	0.2
Diversification effect | Minimum | South America
Main market risk metric
VaR	(1.2)
Diversification effect | Average
Main market risk metric
VaR	(12.9)	(13.0)	(8.1)
Diversification effect | Average | Europe
Main market risk metric
VaR	(9.3)	(10.7)	(6.9)
Diversification effect | Average | North America
Main market risk metric
VaR	(0.7)	(2.2)	(1.3)
Diversification effect | Average | South America
Main market risk metric
VaR	(4.9)	(3.8)	(2.9)
Diversification effect | Maximum
Main market risk metric
VaR	(26.6)
Diversification effect | Maximum | Europe
Main market risk metric
VaR	(16.9)
Diversification effect | Maximum | North America
Main market risk metric
VaR	(2.9)
Diversification effect | Maximum | South America
Main market risk metric
VaR	(16.0)
Interest rate
Main market risk metric
VaR	9.1	5.4	9.2
Expected shortfall (ES) at 97.5%	9.4
Interest rate | Europe
Main market risk metric
VaR	7.1	6.5	8.2
Expected shortfall (ES) at 97.5%	6.7
Interest rate | North America
Main market risk metric
VaR	2.7	3.3	3.4
Expected shortfall (ES) at 97.5%	2.7
Interest rate | South America
Main market risk metric
VaR	5.8	4.1	5.9
Expected shortfall (ES) at 97.5%	6.3
Interest rate | Minimum
Main market risk metric
VaR	6.0
Interest rate | Minimum | Europe
Main market risk metric
VaR	5.3
Interest rate | Minimum | North America
Main market risk metric
VaR	1.3
Interest rate | Minimum | South America
Main market risk metric
VaR	3.0
Interest rate | Average
Main market risk metric
VaR	9.6	9.2	10.0
Interest rate | Average | Europe
Main market risk metric
VaR	7.7	7.9	6.0
Interest rate | Average | North America
Main market risk metric
VaR	2.5	3.4	2.6
Interest rate | Average | South America
Main market risk metric
VaR	5.5	5.2	7.8
Interest rate | Maximum
Main market risk metric
VaR	15.3
Interest rate | Maximum | Europe
Main market risk metric
VaR	11.7
Interest rate | Maximum | North America
Main market risk metric
VaR	7.0
Interest rate | Maximum | South America
Main market risk metric
VaR	12.2
Equities
Main market risk metric
VaR	5.1	3.1	4.8
Expected shortfall (ES) at 97.5%	5.1
Equities | Europe
Main market risk metric
VaR	5.8	3.0	4.9
Expected shortfall (ES) at 97.5%	5.2
Equities | North America
Main market risk metric
VaR	0.0	0.1	0.1
Expected shortfall (ES) at 97.5%	0.0
Equities | South America
Main market risk metric
VaR	1.1	0.5	1.7
Expected shortfall (ES) at 97.5%	1.0
Equities | Minimum
Main market risk metric
VaR	2.2
Equities | Minimum | Europe
Main market risk metric
VaR	1.8
Equities | Minimum | North America
Main market risk metric
VaR	0.0
Equities | Minimum | South America
Main market risk metric
VaR	0.4
Equities | Average
Main market risk metric
VaR	3.5	4.4	2.9
Equities | Average | Europe
Main market risk metric
VaR	3.3	4.3	1.9
Equities | Average | North America
Main market risk metric
VaR	0.1	0.3	0.2
Equities | Average | South America
Main market risk metric
VaR	1.2	1.0	2.0
Equities | Maximum
Main market risk metric
VaR	7.7
Equities | Maximum | Europe
Main market risk metric
VaR	8.3
Equities | Maximum | North America
Main market risk metric
VaR	1.5
Equities | Maximum | South America
Main market risk metric
VaR	3.2
Exchange rate
Main market risk metric
VaR	5.7	6.0	2.6
Expected shortfall (ES) at 97.5%	5.6
Exchange rate | Europe
Main market risk metric
VaR	4.5	2.9	1.9
Expected shortfall (ES) at 97.5%	4.9
Exchange rate | North America
Main market risk metric
VaR	0.6	0.5	2.4
Expected shortfall (ES) at 97.5%	0.6
Exchange rate | South America
Main market risk metric
VaR	3.8	4.2	2.1
Expected shortfall (ES) at 97.5%	2.1
Exchange rate | Minimum
Main market risk metric
VaR	1.9
Exchange rate | Minimum | Europe
Main market risk metric
VaR	1.6
Exchange rate | Minimum | North America
Main market risk metric
VaR	0.1
Exchange rate | Minimum | South America
Main market risk metric
VaR	0.7
Exchange rate | Average
Main market risk metric
VaR	4.2	5.9	3.9
Exchange rate | Average | Europe
Main market risk metric
VaR	2.8	3.5	1.9
Exchange rate | Average | North America
Main market risk metric
VaR	0.6	5.1	2.0
Exchange rate | Average | South America
Main market risk metric
VaR	2.8	2.7	2.6
Exchange rate | Maximum
Main market risk metric
VaR	8.0
Exchange rate | Maximum | Europe
Main market risk metric
VaR	5.0
Exchange rate | Maximum | North America
Main market risk metric
VaR	1.8
Exchange rate | Maximum | South America
Main market risk metric
VaR	7.6
Credit spread
Main market risk metric
VaR	5.1	4.5	3.5
Expected shortfall (ES) at 97.5%	6.0
Credit spread | Europe
Main market risk metric
VaR	5.1	4.5	3.5
Expected shortfall (ES) at 97.5%	6.0
Credit spread | Minimum
Main market risk metric
VaR	2.6
Credit spread | Minimum | Europe
Main market risk metric
VaR	2.6
Credit spread | Average
Main market risk metric
VaR	4.8	5.5	3.4
Credit spread | Average | Europe
Main market risk metric
VaR	4.8	5.5	3.4
Credit spread | Maximum
Main market risk metric
VaR	8.0
Credit spread | Maximum | Europe
Main market risk metric
VaR	8.0
Commodities
Main market risk metric
VaR	0.7	1.1	0.0
Expected shortfall (ES) at 97.5%	0.8
Commodities | Europe
Main market risk metric
VaR	0.0	0.0	0.0
Expected shortfall (ES) at 97.5%	0.0
Commodities | South America
Main market risk metric
VaR	0.7	1.1	0.0
Expected shortfall (ES) at 97.5%	0.8
Commodities | Minimum
Main market risk metric
VaR	0.4
Commodities | Minimum | Europe
Main market risk metric
VaR	0.0
Commodities | Minimum | South America
Main market risk metric
VaR	0.4
Commodities | Average
Main market risk metric
VaR	1.3	0.5	0.0
Commodities | Average | Europe
Main market risk metric
VaR	0.0	0.0	0.0
Commodities | Average | South America
Main market risk metric
VaR	1.3	€ 0.5	€ 0.0
Commodities | Maximum
Main market risk metric
VaR	3.5
Commodities | Maximum | Europe
Main market risk metric
VaR	0.0
Commodities | Maximum | South America
Main market risk metric
VaR	€ 3.5